Fixed deposits with financial institutions	12 Months Ended
Dec. 31, 2023
Fixed Deposits With Financial Institutions
Fixed deposits with financial institutions

9. Fixed deposits with financial institutions

	2023	2022
	USD	USD
Fixed deposits with financial institutions	681,313	859,902

Fixed deposits placed with a licensed bank amounting to USD681,313 (2022: USD859,902) are pledged to secure credit facility granted to a subsidiary. The average interest rate on the fixed deposits was 2.4% per annum (2022: 2.2% per annum).